Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 33,578	$ 18,904	$ 11,413
United States
Disaggregation of Revenue [Line Items]
Revenue	14,790	8,328	7,035
Americas, excluding United States
Disaggregation of Revenue [Line Items]
Revenue	866	436	361
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Revenue	10,588	5,870	2,368
Asia and Pacific
Disaggregation of Revenue [Line Items]
Revenue	$ 7,334	$ 4,270	$ 1,649